Shareholders' equity (Details) - Schedule of stock option and RSU transactions - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of stock option and RSU transactions [Abstract]
Number of Options Outstanding, beginning (in Shares)	2,611,691	3,003,150
Weighted Average Exercise Price Outstanding, beginning (in Dollars per share)	$ 12.51	$ 12.32
Amortized Value of options Outstanding, beginning	$ 22,524	$ 18,546
Number of RSUs Outstanding, beginning (in Shares)	135,450	139,600
Amortized Value of RSUs Outstanding, beginning	$ 487	$ 274
Stock-based Compensation Outstanding, beginning	$ 23,011	$ 18,820
Number of Options Outstanding, ending (in Shares)	1,023,334	2,611,691
Weighted Average Exercise Price Outstanding, ending (in Dollars per share)	$ 14.61	$ 12.51
Amortized Value of options Outstanding, ending	$ 8,125	$ 22,524
Number of RSUs Outstanding, ending (in Shares)	163,800	135,450
Amortized Value of RSUs Outstanding, ending	$ 572	$ 487
Stock-based Compensation Outstanding, ending	$ 8,697	$ 23,011
Number of Options Exercisable (in Shares)	1,023,334	2,608,357
Number of Options, Granted (in Shares)
Weighted Average Exercise Price, Granted (in Dollars per share)
Amortized Value of options, Granted
Number of RSUs, Granted (in Shares)	163,800	135,450
Amortized Value of RSUs, Granted	$ 573	$ 487
Stock-based Compensation, Granted	$ 573	$ 487
Number of Options, Exercised option or vested RSU (in Shares)	(1,585,501)	(390,153)
Weighted Average Exercise Price, Exercised option or vested RSU (in Dollars per share)	$ 11.17	$ 11.03
Amortized Value of options, Exercised option or vested RSU	$ (14,370)	$ (2,246)
Number of RSUs, Exercised option or vested RSU (in Shares)	(135,450)	(139,600)
Amortized Value of RSUs, Exercised option or vested RSU	$ (3,413)	$ (2,351)
Stock-based Compensation, Exercised option or vested RSU	$ (17,783)	$ (4,597)
Number of Options, Expired (in Shares)	(2,856)	(1,306)
Weighted Average Exercise Price, Expired (in Dollars per share)	$ 6.3	$ 6.3
Amortized Value of options, Expired	$ (37)	$ (16)
Number of RSUs, Expired (in Shares)
Amortized Value of RSUs, Expired
Stock-based Compensation, Expired	$ (37)	$ (16)
Number of Options, Amortized value of stock-based compensation (in Shares)
Weighted Average Exercise Price, Amortized value of stock-based compensation (in Dollars per share)
Amortized Value of options, Amortized value of stock-based compensation	$ 8	$ 6,240
Number of RSUs, Amortized value of stock-based compensation (in Shares)
Amortized Value of RSUs, Amortized value of stock-based compensation	$ 2,925	$ 2,077
Stock-based Compensation, Amortized value of stock-based compensation	$ 2,933	$ 8,317